CONSOLIDATED STATEMENTS OF STOCKHOLDER’S EQUITY (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Stockholders Equity beginning balance, amount at Dec. 31, 2011	$ 68	$ 39,248,030	$ (42,036,929)	$ (2,788,831)
Stockholders Equity, beginning balance, shares at Dec. 31, 2011	6,835,329
Common stock issued for services, value	16	6,049,877		6,049,893
Common stock issued for services, shares	1,596,076
Common stock issued for cash, value	7	549,993		550,000
Common stock issued for cash, shares	681,818
Common shares issued upon exercise of warrants, value	1	(1)
Common shares issued upon exercise of warrants, shares	96,816
Stock based compensation amortization:		605,627		605,627
Net loss			(6,760,541)	(6,760,541)
Stockholders Equity ending balance, amount at Dec. 31, 2012	92	46,453,526	(48,797,470)	(2,343,852)
Stockholders Equity ending balance, shares at Dec. 31, 2012	9,210,039			9,210,039
Common stock issued for services, value	1	861,999		862,000
Common stock issued for services, shares	100,000
Common stock issued for cash, value	9	5,904,991		5,905,000
Common stock issued for cash, shares	929,166
Common shares issued upon exercise of warrants, value	1	(1)
Common shares issued upon exercise of warrants, shares	78,149
Common shares issued for debt conversion and interest, value	7	3,268,770		3,268,777
Common shares issued for debt conversion and interest, shares	650,932
Common shares issued for legal settlement, value	10	5,819,990		5,820,000
Common shares issued for legal settlement, shares	1,000,000
Cancellation of common stock, value	(6)	6
Cancellation of common stock, shares	(578,646)
Repurchase of common stock, value	(11)	(3,320,990)		(3,321,001)
Repurchase of common stock, shares	(1,107,000)
Stock option purchases		125,000		125,000
Loss on derivative liability option		429,000		429,000
Loss on option agreement		5,103,600		5,103,600
Net loss			(17,837,262)	(17,837,262)
Stockholders Equity ending balance, amount at Dec. 31, 2013	$ 103	$ 64,645,891	$ (66,634,732)	$ (1,988,738)
Stockholders Equity ending balance, shares at Dec. 31, 2013	10,282,640			10,282,640